General Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
General Information [Line Items]
Purchase price of pre-funded warrant (in Dollars per share)	$ 9.9999
Gross proceeds	$ 3,000
Cash and cash equivalents and short term bank deposits		$ 6,300
Cash		6,000
Cash equivalents		$ 300
ADSs [Member]
General Information [Line Items]
Offering shares (in Shares)	291,000
Purchase price (in Dollars per share)	$ 10
Pre-funded warrants (in Shares)	9,000